S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 18, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under British Virgin Islands law, directors and officers owe the following fiduciary duties: duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
David Boral	D. Boral Capital	Broker-dealer	Chief Executive Officer
	D. Boral ARC Acquisition I Corp.	SPAC	Chairman and Chief Executive Officer
John Darwin	D. Boral Capital	Broker-dealer	Chief Investment Officer
	D. Boral ARC Acquisition I Corp.	SPAC	Chief Financial Officer and Director
	Luminous Capital USA Inc.	Investment firm	Managing Partner
Gaurav Verma	D. Boral Capital	Broker-dealer	Co-Head of Investment Banking
Benjamin Piggott	ECD Auto Design Inc.	Automotive design company	Head of Corporate Development